COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	Dec. 31, 2016 USD ($)
Purchase commitments [Member] | Purchase agreement, minimum amount over next two years [Member]
COMMITMENTS AND CONTINGENCIES [Line Items]
Outstanding commitments	$ 32,797,550